Offerings	Aug. 11, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per share
Maximum Aggregate Offering Price	$ 132,807,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 20,332.75
Offering Note	Urban Edge Properties (the “Company”) previously registered the offer and sale of common shares, par value $0.01 per share (the “common shares”), of the Company having an aggregate offering price of up to $250,000,000 by means of a prospectus supplement filed pursuant to Rule 424(b)(5) under the Securities Act of 1933, as amended (the “Securities Act”) on August 16, 2022 (the “2022 ATM Prospectus Supplement”), pursuant to the Company’s registration statement on Form S-3ASR (File No. 333-266885) filed with the Securities and Exchange Commission (“SEC”) on August 15, 2022 (the “2022 Registration Statement”). In connection with the filing of the 2022 ATM Prospectus Supplement, the Company paid a filing fee of $23,175 in connection with the registration of common shares having a maximum aggregate offering price of $250,000,000 to be issued and sold as part of an “at-the-market” offering. Of those common shares, shares having an aggregate offering price of $132,807,000 have been sold and shares with a maximum aggregate offering price of $117,193,000 remain unsold. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this prospectus supplement include the common shares having an aggregate offering price of
$117,193,000 previously registered on the 2022 Registration Statement (the “Carry Forward Securities”). The registration fee with respect to the Carry Forward Securities, totaling $10,863.79, was previously paid on August 16, 2022, and, pursuant to Rule 415(a)(6) under the Securities Act, such registration fee will continue to be applied to the Carry Forward Securities. Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the 2022 Registration Statement was deemed terminated as of the immediate effectiveness of the Company’s new registration statement on Form S-3ASR (File No. 333-289464) filed with the SEC on August 11, 2025. As a result, an additional filing fee of $20,332.75 is due.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per share
Maximum Aggregate Offering Price	$ 117,193,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-266885
Carry Forward Initial Effective Date	Aug. 15, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 10,863.79
Offering Note	Urban Edge Properties (the “Company”) previously registered the offer and sale of common shares, par value $0.01 per share (the “common shares”), of the Company having an aggregate offering price of up to $250,000,000 by means of a prospectus supplement filed pursuant to Rule 424(b)(5) under the Securities Act of 1933, as amended (the “Securities Act”) on August 16, 2022 (the “2022 ATM Prospectus Supplement”), pursuant to the Company’s registration statement on Form S-3ASR (File No. 333-266885) filed with the Securities and Exchange Commission (“SEC”) on August 15, 2022 (the “2022 Registration Statement”). In connection with the filing of the 2022 ATM Prospectus Supplement, the Company paid a filing fee of $23,175 in connection with the registration of common shares having a maximum aggregate offering price of $250,000,000 to be issued and sold as part of an “at-the-market” offering. Of those common shares, shares having an aggregate offering price of $132,807,000 have been sold and shares with a maximum aggregate offering price of $117,193,000 remain unsold. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this prospectus supplement include the common shares having an aggregate offering price of
$117,193,000 previously registered on the 2022 Registration Statement (the “Carry Forward Securities”). The registration fee with respect to the Carry Forward Securities, totaling $10,863.79, was previously paid on August 16, 2022, and, pursuant to Rule 415(a)(6) under the Securities Act, such registration fee will continue to be applied to the Carry Forward Securities. Pursuant to Rule 415(a)(6), the offering of the Carry Forward Securities under the 2022 Registration Statement was deemed terminated as of the immediate effectiveness of the Company’s new registration statement on Form S-3ASR (File No. 333-289464) filed with the SEC on August 11, 2025. As a result, an additional filing fee of $20,332.75 is due.